Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Stockholders' Equity [Abstract]
Common Stock, Dividends, Per Share, Declared	$ 3.65	$ 0.30